Accrued expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accrued expenses
Accrued expenses

4. Accrued expenses

Accrued liabilities consisted of the following:

	As at March 31,	As at December 31,
	2021	2020
	$	$
Accrued financing costs	1,311,508	—
Accrued research and development costs	358,490	597,994
Accrued personnel costs	481,801	540,292
Accrued corporate legal fees and other professional services	441,625	210,099
Other accrued costs	377,626	130,656
Total	2,971,051	1,479,041

7. Accrued expenses

Accrued liabilities consisted of the following:

	As at December 31,	As at December 31,
	2020	2019
	$	$
Accrued research and development costs	597,994	—
Accrued personnel costs	540,292	—
Accrued corporate legal fees and other professional services	210,099	—
Other accrued costs	130,656	—
Total	1,479,041	—